UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23445

Nuveen Enhanced High Yield Municipal Bond Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 917-7700

Date of fiscal year end:    March 31

Date of reporting period:    March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Interval Fund
Interval Funds
Nuveen Municipal
March 31, 2022
Annual
Report
Fund Name Class A Class I
Nuveen Enhanced High Yield Municipal Bond Fund NHYEX NMSSX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Fund Leverage 7
Common Share Information 8
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 12
Report of Independent Registered Public Accounting Firm 13
Portfolio of Investments 14
Statement of Assets and Liabilities 26
Statement of Operations 27
Statement of Changes in Net Assets 28
Statement of Cash Flows 29
Financial Highlights 30
Notes to Financial Statements 32
Important Tax Information 41
Risk Considerations 42
Additional Fund Information 43
Glossary of Terms Used in this Report 44
Trustees and Officers 45
Annual Investment Management Agreement Approval Process 51

Chair’s Letter
to Shareholders
Dear Shareholders,
Markets have had a turbulent start to 2022. Global economic activity has been moderating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks, which were initially caused by the pandemic and now have been exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
We are now almost three months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty is currently elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared two years ago and followed it with an increase of 0.5% in May 2022. Additional rate hikes are expected at all of the remaining Fed meetings this year. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
May 19, 2022

Portfolio Managers’
Comments

Nuveen Enhanced High Yield Municipal Bond Fund
This Fund features portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Fund’s investment adviser. Portfolio managers include John V. Miller, CFA and Steven M. Hlavin.
Here the Fund’s portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Nuveen
Enhanced High Yield Municipal Bond Fund. For more information on the Fund’s investment objectives and policies, please refer to the Shareholder
Update section at the end of the report.
What factors affected the U.S. economy and the municipal markets during the abbreviated reporting period since the Fund’s commencement of operations on June 30, 2021 through March 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. In 2021 overall, GDP grew by 5.7%, as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, the low borrowing rates for businesses and individuals maintained by the Federal Reserve (Fed), increasing COVID-19 vaccinations and improved treatments. Then, in the first quarter of 2022, lingering supply chain disruptions, exacerbated by the Russia-Ukraine war, offset strong domestic consumer demand. This shrank U.S. gross domestic product by -1.4% on an annualized basis, according to the advance estimate from the Bureau of Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, partly due to COVID-19 resurgences around the world and more recently the war in Eastern Europe, inflation appeared to be more durable than initially expected. The Fed responded by reducing its pandemic-era support programs and increased its target interest rate by 0.25% in March 2022, while signaling a potentially more aggressive than expected interest rate hiking cycle would follow. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into recession. While some pandemic-related risks appeared to be receding, Russia’s invasion of Ukraine in late February 2022 brought forth another large-scale human tragedy with significant economic consequences. Inflation pressures rose further on anticipated supply disruptions in energy, metals and grains. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain inflation and economic outlook also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined over the reporting period, with much of the weakness occurring in the last three months of the reporting period. Municipal yields rose across the maturity spectrum, most significantly at the short end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall, and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but outflows followed in early 2022 as dealers reduced their inventories and investors increased redemptions from traditional municipal bond funds in the higher volatility environment. Nevertheless, credit spreads were generally stable as municipal fundamentals were strong and the municipal market remained relatively insulated from geopolitical concerns abroad.
What key strategies were used to manage the Fund during the abbreviated annual reporting period since the Fund’s commencement of operations on June 30, 2021 through March 31, 2022?
The Fund focuses primarily on non-investment grade and unrated municipal bonds, as well as special situations municipal securities
(special situations include stressed, distressed and defaulted securities). The investment team targets municipal bond market inefficiencies to capitalize on opportunities, seeking to provide investors with a high level of tax-exempt income and the potential for capital appreciation.
Following its commencement of operations on June 30, 2021, the Fund was fully invested by the end of the third quarter of 2021 in a portfolio of primarily non-investment grade municipal bonds and special situations municipal securities. As a closed-end interval fund, the Fund wasn’t subject to the elevated daily redemptions seen in traditional mutual funds during the first quarter of 2022. This allowed the Fund to take advantage of higher yields and cheapening municipal-to-Treasury valuations offered in the market, and most of the Fund’s trading was driven by opportunities to improve the portfolio’s overall relative value and book higher embedded yields.

Portfolio Managers’ Comments
(continued)

Tobacco securitization bonds were among the larger underperformers during the market sell-off, providing an attractive entry point for the Fund. While the Fund held a significant underweight to tobacco bonds during the invest-up period, the portfolio management team meaningfully added to the position toward the end of the reporting period. In addition to the higher market beta names, the Fund invested in idiosyncratic stories, such as several high yield project revenue bonds in which the investment team had strong convictions. The Fund also increased exposure to the newly restructured Puerto Rico general obligation bonds, which saw moderate valuation declines in the broader market sell-off, but the investment team believed faced little risk of near-term default.
How did the Fund perform during the abbreviated annual reporting period since the Fund’s commencement of operations on
June 30, 2021 through March 31, 2022?
For the abbreviated annual reporting period since the Fund’s commencement of operations on June 30, 2021 through March 31,
2022, the Nuveen Enhanced High Yield Municipal Bond Fund underperformed the S&P Municipal Yield Index. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
The Fund’s underperformance was driven by its duration and market beta sensitivity, which detracted in this market environment.
Leverage used as part of the Fund’s duration management strategy negatively impacted relative results. The Fund invested leverage proceeds in longer duration bonds because their incrementally higher yields helped support the Fund’s income earnings capability.
Other detractors from performance included the Fund’s overweight to below investment grade and non-rated bonds, where spreads generally widened, albeit modestly. An overweight to California essential housing bonds, which underperformed during the reporting period amid heavy issuance, detracted from relative performance as well.
Partially offsetting these detractors was a favorable relative contribution from the Fund’s underweight to the tobacco sector, which was the worst performing sector during the reporting period. The Fund also benefited from special situations bonds whose valuations improved for credit-specific reasons, including positions in proton cancer therapy, Bronx parking, selected senior living distressed opportunities, Puerto Rico general obligations and Puerto Rico Electric Power Authority (PREPA). Additionally, an
overweight to land secured bonds, which outperformed, and an underweight to health care, which underperformed, were favorable to relative performance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through bank borrowings and investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The use of leverage had a negative impact on the total return performance of the Fund over the reporting period.
As of March 31, 2022, the Fund’s percentages of leverage are as shown in the accompanying table.
* Effective leverage is the Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of, certain derivative and other investments in the Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of the Fund. Both of these are part of the Fund’s capital structure. The Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of the Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUND’S LEVERAGE
Bank Borrowings
As noted previously, the Fund employs leverage through the use of bank borrowings. The Fund’s bank borrowings are as shown in the accompanying table.
* Commencement of operations.
** For the period September 29, 2021 (initial draw on borrowings) through March 31, 2022.
Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.
Effective Leverage* 29.08%
Regulatory Leverage* 24.89%
Current Reporting Period
Subsequent to the Close of
the Reporting Period
Outstanding
Balance as of
June 30, 2021* Draws Paydowns
Outstanding
Balance as of
March 31, 2022
Average Balance
Outstanding** Draws Paydowns
Outstanding
Balance as of
May 19, 2022
$ - $20,000,000 $- $20,000,000 $17,122,826 $ - $ - $20,000,000

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of March 31, 2022.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements, Note 5 – Fund Shares, for further details on the Fund’s repurchase offer.
Monthly Distributions (Ex-Dividend Date)
*
Class A Class I
September 2021 $ 0.0245 $ 0.0310
October 2021 0.0245 0.0310
November 2021 0.0245 0.0310
December 2021 0.0245 0.0310
January 2022 0.0265 0.0330
February 2022 0.0265 0.0330
March 2022 0.0265 0.0330
Total Distributions from Net Investment Income $ 0.1775 $ 0.2230
*
Initial distribution declared by the Fund in September 2021.
Class A Class I
Distribution Rate on NAV** 3.72% 4.64%
**Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are repurchased, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $100,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2023 so that total annual Fund operating expenses (excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities litigation expenses and extraordinary expenses) do not exceed 1.25% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns
as of
March 31,
2022**
Cumulative
Expense
Ratios***
Inception
Date
Since
Inception
Class A Shares at NAV 6/30/21 (13.00)% 2.63%
Class A Shares at maximum Offering Price 6/30/21 (15.18)% —
S&P Municipal Yield Index — (5.82)% —
Class I Shares 6/30/21 (12.59)% 1.88%

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 141.4%
Corporate Bonds 0.4%
Other Assets Less Liabilities (1.0)%
Net Assets Plus Floating Rate
Obligations and Borrowings   140.8%
Borrowings (33.0)%
Floating Rate Obligations (7.8)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AA 4.1%
A 1.8%
BBB 0.4%
BB or Lower 4.5%
N/R (not rated) 89.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 38.2%
Long Term Care 13.3%
Education and Civic
Organizations 10.4%
Housing/Multifamily 9.2%
Transportation 8.4%
Industrials 6.5%
Utilities 5.0%
Other 8.7%
Corporate Bonds 0.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Colorado 21.6%
Wisconsin 13.3%
Florida 12.9%
Texas 8.5%
Puerto Rico 7.6%
California 7.3%
New York 5.2%
Missouri 3.8%
Ohio 3.6%
Utah 2.2%
Other 14.0%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The
Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2022.
The beginning of the period is October 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced High Yield Municipal Bond Fund
Share Class
Class A Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00
Ending Account Value $870.43 $873.11
Expenses Incurred During the Period $12.31 $9.15
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00
Ending Account Value $1,011.77 $1,015.16
Expenses Incurred During the Period $13.24 $9.85
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 2.64% and 1.96% for Classes A and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Enhanced High Yield Municipal Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Enhanced High Yield Municipal Bond Fund (the "Fund") as of March 31, 2022, and the related statements of operations, changes in net assets, and cash flows, including the related notes, and the financial highlights for the period June 30, 2021 (commencement of operations) through March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of March 31, 2022, and the results of its operations, changes in its net assets, its cash flows and the financial highlights for the period June 30, 2021 (commencement of operations) through March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewatehouseCoopers LLP
Chicago, Illinois
May 27, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Enhanced High Yield Municipal Bond
Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 141.8%  (100.0% of Total Investments)
MUNICIPAL BONDS - 141.4% (99.7% of Total Investments)
Alabama - 0.4%
$ 250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R $ 221,283
Arizona - 2.4%
110 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group - Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 N/R 92,156
100 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group - Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R 86,587
150 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 3,
Series 2021, 3.750%, 7/01/46
7/31 at 100.00 N/R 124,555
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (4)
10/29 at 103.00 N/R 172,763
1,000 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017B, 5.350%, 10/01/25, 144A
5/22 at 100.00 N/R 1,000,480
1,610 Total Arizona 1,476,541
California - 10.3%
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 408,895
750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 612,525
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 430,780
300 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 241,701
250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 197,903
250 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 213,193
250 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy; Obligated Group, Series 2021A,
4.000%, 6/01/51, 144A
6/27 at 100.00 N/R 220,195
250 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 242,845
500 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 436,345
265 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 4.375%, 8/01/49,
144A
2/32 at 100.00 N/R 222,099

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 250 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R $ 209,420
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 423,245
290 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 226,426
325 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 259,561
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 212,092
305 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 287,838
630 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Mezzanine Lien
Series 2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R 501,178
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 184,542
135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 113,233
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 200,085
535 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 356,267
500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 61,030
8,035 Total California 6,261,398
Colorado - 30.5%
500 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 436,955
2,500 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 2,351,875
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R 460,640
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 1,303,080
500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/22 at 100.00 N/R 361,035
1,670 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/51
9/26 at 103.00 N/R 1,574,927

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 247 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2020B-3,
8.000%, 12/15/47, 144A
12/25 at 103.00 N/R $ 231,614
100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A, 4.000%, 5/15/48 , (WI/DD,
Settling 2/15/23)
5/28 at 103.00 N/R 90,532
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Ralston Creek at Arvada Project, Series 2017A:
225 5.250%, 11/01/32 11/25 at 102.00 N/R 164,207
670 5.500%, 11/01/37 11/25 at 102.00 N/R 484,672
1,000 5.750%, 11/01/47 11/25 at 102.00 N/R 687,880
835 6.000%, 11/01/52 11/25 at 102.00 N/R 578,939
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
500 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 457,935
500 6.250%, 12/01/50, 144A 12/25 at 100.00 N/R 437,975
500 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R 508,870
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 N/R 428,195
1,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (4)
6/26 at 100.67 N/R 765,410
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 439,475
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 444,045
500 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 N/R 471,245
1,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 N/R 906,340
500 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 452,875
500 Senac South Metropolitan District No. 1, Aurora, Colorado, General
Obligation Bonds, Limited Tax Series 2021A(3), 5.250%, 12/01/51
12/26 at 103.00 N/R 467,945
500 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51
3/27 at 103.00 N/R 441,075
500 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 443,930
1,000 USAFA Visitors Center Business Improvement District, Colorado Springs,
Colorado, Special Revenue Bonds, Series 2022A,, 5.000%, 12/01/52,
144A
12/26 at 103.00 N/R 940,380
500 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 N/R 468,255
500 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 N/R 425,485

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
$ 500 4.000%, 12/01/36 9/26 at 103.00 N/R $ 455,260
1,000 4.125%, 12/01/51 9/26 at 103.00 N/R 837,610
21,247 Total Colorado 18,518,661
Florida - 18.3%
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R 211,992
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R 236,433
15,020 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Subordinate Series 2021B,
0.000%, 7/01/61, 144A
No Opt. Call N/R 982,909
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
250 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 220,123
175 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 150,811
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57,
144A
1/28 at 101.00 N/R 85,862
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 5.625%,
6/15/29, 144A
6/24 at 100.00 N/R 342,277
3,710 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 3,919,652
660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/2023), 144A
5/22 at 102.50 N/R 640,827
1,000 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (5)
8/31 at 100.00 AA+ 787,910
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/50, (AMT), (UB) (5)
10/31 at 100.00 Aa3 1,022,020
580 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 495,013
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53
5/31 at 100.00 N/R 501,470
500 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R 516,125
295 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 276,040
750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 703,155
25,400 Total Florida 11,092,619

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 1.2%
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
$ 250 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R $ 227,485
250 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 212,845
250 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 199,647
100 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 83,419
850 Total Idaho 723,396
Illinois - 0.4%
250 Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A, 5.000%, 7/01/56, 144A
7/31 at 100.00 N/R 212,857
Iowa - 1.8%
8,600 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 1,110,174
Louisiana - 0.3%
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
100 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 96,995
100 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 93,457
200 Total Louisiana 190,452
Michigan - 2.1%
330 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Holly Academy Project, Refunding Series 2021, 4.000%,
12/01/51
12/31 at 100.00 N/R 288,925
290 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
5.000%, 12/01/46
12/27 at 100.00 N/R 272,017
3,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 423,465
100 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 95,543
185 Trillium Academy, Michigan, Public School Academy Revenue Bonds,
Refunding Series 2019, 5.750%, 11/01/40
11/26 at 103.00 BB 186,456
4,405 Total Michigan 1,266,406
Minnesota - 0.7%
500 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 423,220
Missouri - 5.4%
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
2,375 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 2,172,840
825 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 730,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
$ 100 4.000%, 10/01/34 10/31 at 100.00 N/R $ 95,261
100 4.000%, 10/01/44 10/31 at 100.00 N/R 89,321
246 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call N/R 204,240
3,646 Total Missouri 3,291,737
Nevada - 1.7%
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 1,002,420
New York - 7.4%
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2 781,980
1,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB) (5)
9/29 at 100.00 N/R 798,200
750 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/46 (6)
5/22 at 100.00 N/R 600,000
625 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51
11/31 at 100.00 A- 540,750
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
1,000 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 871,760
550 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 457,572
250 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A, 4.500%, 7/01/56, 144A
7/27 at 104.00 N/R 222,860
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 223,673
5,425 Total New York 4,496,795
Ohio - 5.1%
150 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 138,517
100 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 95,653
250 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 Ba2 208,913
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 233,195
1,420 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,393,986

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R $ 1,051,800
3,170 Total Ohio 3,122,064
Oklahoma - 0.5%
100 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 85,611
250 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 N/R 207,227
350 Total Oklahoma 292,838
Oregon - 0.8%
500 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 N/R 506,060
Pennsylvania - 1.5%
500 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 N/R 464,940
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 470,225
1,000 Total Pennsylvania 935,165
Puerto Rico - 10.7%
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
105 3.957%, 7/01/29 (6) 7/22 at 100.00 N/R 98,700
100 3.957%, 7/01/42 (6) 7/22 at 100.00 D 95,750
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
450 3.957%, 7/01/17 (6) No Opt. Call N/R 421,875
190 3.957%, 7/01/32 (6) 5/22 at 100.00 D 181,925
250 3.957%, 7/01/37 (6) 5/22 at 100.00 D 239,375
160 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.998%, 7/01/27 (6)
5/22 at 100.00 D 154,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
329 3.957%, 7/01/24 (6) 5/22 at 100.00 D 309,260
115 3.978%, 7/01/26 (6) 5/22 at 100.00 D 108,675
115 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
3.999%, 7/01/18 (6)
No Opt. Call N/R 108,819
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 1,017,830
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
155 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 160,224
150 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 154,897
Puerto Rico Infrastructure Financing Authority:
130 5.500%, 7/01/25 4/22 at 100.00 N/R 129,874
200 5.500%, 7/01/26 4/22 at 100.00 N/R 199,746
555 0.000%, 7/01/29 4/22 at 72.21 N/R 395,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/51
7/28 at 30.01 N/R $ 222,630
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
83 5.250%, 7/01/23 No Opt. Call N/R 84,756
38 0.000%, 7/01/24 No Opt. Call N/R 34,788
82 5.375%, 7/01/25 No Opt. Call N/R 87,105
82 5.625%, 7/01/27 No Opt. Call N/R 89,373
80 5.625%, 7/01/29 No Opt. Call N/R 89,838
78 5.750%, 7/01/31 No Opt. Call N/R 89,157
95 0.000%, 7/01/33 7/31 at 89.94 N/R 55,192
74 4.000%, 7/01/33 7/31 at 103.00 N/R 72,497
67 4.000%, 7/01/35 7/31 at 103.00 N/R 64,439
57 4.000%, 7/01/37 7/31 at 103.00 N/R 55,047
78 4.000%, 7/01/41 7/31 at 103.00 N/R 74,064
421 4.000%, 7/01/46 7/31 at 103.00 N/R 397,633
2,370 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 1,276,737
8,609 Total Puerto Rico 6,470,038
South Carolina - 2.6%
330 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A, 5.000%,
6/15/51, 144A
6/29 at 100.00 N/R 296,436
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
4/22 at 100.00 N/R 250,067
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/51, (UB) (5)
12/31 at 100.00 A- 1,046,520
1,580 Total South Carolina 1,593,023
Tennessee - 0.9%
439 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/1/2023)
6/22 at 101.00 N/R 440,021
100 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 88,003
539 Total Tennessee 528,024
Texas - 12.1%
250 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 246,912
250 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R 210,595
100 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 93,113
250 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 N/R 233,170
150 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project,
Series 2021, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 139,611

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 275 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- $ 269,978
250 New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021, 4.750%, 9/01/51, 144A
9/31 at 100.00 N/R 224,853
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 63,062
435 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 401,670
2,985 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 1,594,557
1,190 New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 N/R 1,065,443
500 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 CCC 431,250
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
300 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 285,171
250 4.250%, 9/15/51, 144A 9/31 at 100.00 N/R 238,672
250 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R 255,470
250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 229,353
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
125 4.087%, 12/15/32 (6) 5/22 at 100.00 N/R 78,125
500 4.087%, 12/15/42 (6) 5/22 at 100.00 N/R 312,500
305 4.087%, 12/15/47 (6) 5/22 at 100.00 N/R 190,625
250 San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement
District, Series 2020, 4.500%, 9/01/51, 144A
9/32 at 100.00 N/R 232,548
100 Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022, 5.250%, 9/01/51,
144A
9/32 at 100.00 N/R 95,977
500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A, 6.250%, 2/15/37 (6)
2/27 at 100.00 N/R 345,000
80 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2017, 4.250%, 12/01/44
12/25 at 100.00 N/R 80,513
9,615 Total Texas 7,318,168
Utah - 3.1%
500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 444,805

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 1,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R $ 869,470
375 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 N/R 330,307
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R 206,070
2,125 Total Utah 1,850,652
Virgin Islands - 0.8%
250 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 242,245
250 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2021B, 8.500%, 7/01/26, 144A
No Opt. Call N/R 240,495
500 Total Virgin Islands 482,740
West Virginia - 1.5%
South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A:
185 4.250%, 6/01/42, 144A 6/31 at 100.00 N/R 163,409
250 4.500%, 6/01/50, 144A 6/31 at 100.00 N/R 216,315
600 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 546,006
1,035 Total West Virginia 925,730
Wisconsin - 18.9%
3,230 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/54, (UB) (5)
6/29 at 37.80 AA 939,801
250 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 225,613
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 5.000%, 6/15/51, 144A
6/29 at 100.00 N/R 225,129
1,500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/36, 144A
6/26 at 100.00 N/R 1,395,840
845 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/56
9/31 at 100.00 N/R 720,641
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
300 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 250,419
100 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 81,262
1,000 Public Finance Authority of Wisconsin, First Tier Revenue Bonds,
McLemore Hotel & Conference Center Project, Senior Series 2021A,
4.500%, 6/01/56, 144A
6/28 at 103.00 N/R 870,370
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
500 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 495,585
2,500 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 2,533,350

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 500 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R $ 536,325
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R 1,454,894
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
250 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 243,033
250 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 222,612
250 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 214,088
100 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.000%, 12/01/41, 144A
12/31 at 100.00 N/R 93,392
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1, 6.375%, 1/01/48, 144A
1/28 at 100.00 N/R 615,000
100 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 85,724
290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Covenant Communities Inc, Second Tier Series 2018B, 4.375%, 7/01/38
7/23 at 103.00 N/R 230,947
14,920 Total Wisconsin 11,434,025
$ 125,361 Total Municipal Bonds (cost $94,860,820) 85,746,486
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.4% (0.3% of Total Investments)
Electric Utilities - 0.4%
1,000 Talen Energy Supply LLC 6.500% 6/01/25 CCC 251,490
$ 1,000 Total Corporate Bonds (cost $463,268) 251,490
Total Long-Term Investments (cost $95,324,088) 85,997,976
Borrowings - (33.0)% (7),(8) (20,000,000)
Floating Rate Obligations - (7.8)% (4,757,000)
Other Assets Less Liabilities - (1.0)% (596,192)
Net Assets Applicable to Common Shares - 100% $ 60,644,784
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Borrowings as a percentage of Total investments is 23.3%.
(8) The fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
March 31, 2022
See accompanying notes to financial statements.

Enhanced High
Yield Municipal
Bond
Assets
Long-term investments, at value
†
$ 85,997,976
Cash collateral at broker for investments in inverse floating rate transactions
(1)
131,000
Receivable for interest 1,513,992
Receivable for investments sold 1,088,550
Receivable for shares sold 250,000
Other assets 47,812
Total assets 89,029,330
Liabilities
Borrowings 20,000,000
Cash overdraft 1,116,573
Floating rate obligations 4,757,000
Unrealized depreciation on recourse trusts 31,910
Payable for dividends 208,451
Payable for interest 27,595
Payable for investments purchased - regular settlement 1,451,031
Payable for investments purchased - when-issued/delayed-delivery settlement 620,589
Accrued expenses:
Management fees 70,848
Trustees fees 351
Distribution and service fees (12b-1) 8,642
Other 91,556
Total liabilities 28,384,546
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares $ 60,644,784
†
Long-term investments, cost $ 95,324,088
Enhanced High
Yield Municipal
Bond
Class A Shares
Net Assets $ 13,849,302
Common shares outstanding 1,621,979
Net asset value ("NAV") per common share $ 8.54
Maximum sales charge 2.50%
Offering price per common share (NAV per common share plus maximum sales charge) $ 8.76
Class I Shares
Net Assets $ 46,795,482
Common shares outstanding 5,480,235
NAV and offering price per common share $ 8.54
Fund level net assets consist of:
Capital paid-in $ 70,845,291
Total distributable earnings (loss) (10,200,507)
Fund level net assets $ 60,644,784
Authorized shares - per class Unlimited
Par value per common share $   0.01
(1) Cash pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Statement of Operations
For the period June 30, 2021 (commencement of opera-
tions) through March 31, 2022
See accompanying notes to financial statements.

Enhanced High
Yield Municipal
Bond
Investment Income
Interest $ 2,512,456
Total Investment Income 2,512,456
Expenses
Management fees 523,127
Distribution and service fees (12b-1) - Class A Shares 33,717
Shareholder servicing agent fees 40,890
Interest expense 118,933
Custodian expenses, net 8,066
Trustees fees 2,292
Professional fees 166,626
Shareholder reporting expenses 31,732
Federal and state registration fees 3,464
Other 3,087
Total expenses before fee waiver/expense reimbursement 931,934
Fee waiver/expense reimbursement (131,554)
Net expenses 800,380
Net investment income (loss) 1,712,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (1,272,962)
Change in net unrealized appreciation (depreciation) of investments (9,326,112)
Net realized and unrealized gain (loss) (10,599,074)
Net increase (decrease) in net assets applicable to common shares from operations $ (8,886,998)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Enhanced High Yield
Municipal Bond
For the Period
June 30, 2021
(commencement of
operations)
through
March 31, 2022
Operations
Net investment income (loss) $ 1,712,076
Net realized gain (loss) from investments (1,272,962)
Change in net unrealized appreciation (depreciation) of investments (9,326,112)
Net increase (decrease) in net assets applicable to common shares from operations (8,886,998)
Distributions to Shareholders
Dividends:
Class A Shares (147,964)
Class I Shares (1,165,593)
Decrease in net assets applicable to common shares from distributions to common shareholders (1,313,557)
Fund Share Transactions
Proceeds from sale of common shares 70,630,663
Proceeds from shares issued to shareholders due to reinvestment of distributions 115,673
70,746,336
Cost of common shares redeemed (997)
Net increase (decrease) in net assets from applicable to common shares from Fund share transactions 70,745,339
Net increase (decrease) in net assets applicable to common shares 60,544,784
Net assets applicable to common shares at the beginning of the period 100,000
Net assets applicable to common shares at the end of the period $ 60,644,784

Statement of Cash Flows
For the period June 30, 2021 (commencement of opera-
tions) through March 31, 2022
See accompanying notes to financial statements.

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Enhanced
High Yield
Municipal
Bond
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (8,886,998)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (159,139,963)
Proceeds from sale and maturities of investments 62,660,672
Amortization (Accretion) of premiums and discounts, net (117,759)
(Increase) Decrease in:
Receivable for interest (1,513,992)
Receivable for investments sold (1,088,550)
Other assets (47,812)
Increase (Decrease) in:
Unrealized depreciation on recourse trusts 31,910
Payable for interest 27,595
Payable for investments purchased - regular settlement 1,451,031
Payable for investments purchased - when-issued/delayed-delivery settlement 620,589
Accrued management fees 70,848
Accrued distribution and service fees (12b-1) 8,642
Accrued Trustees fees 351
Accrued other expenses 91,556
Net realized (gain) loss from investments 1,272,962
Change in net unrealized (appreciation) depreciation of investments 9,326,112
Net cash from operating activities (95,232,806)
Cash Flows from Financing Activities
Proceeds from borrowings 20,000,000
Proceeds from floating rate obligations 12,372,000
(Repayments of) floating rate obligations (7,615,000)
Increase (Decrease) in cash overdraft 1,116,573
Cash distributions paid to common shareholders (989,433)
Proceeds from sales of shares 70,380,663
Cost of shares redeemed (997)
Net cash provided by (used in) financing activities 95,263,806
Net Increase (Decrease) in Cash and Cash Collateral at Brokers 31,000
Cash at the beginning of period 100,000
Cash and cash collateral at brokers at the end of period $ 131,000
Supplemental Disclosure of Cash Flow Information
Enhanced
High Yield
Municipal
Bond
Cash paid for interest
$ 72,979
Non-cash financing activities not included herein consists of reinvestments of share distributions 115,673
Enhanced
High Yield
Municipal
Bond
Cash collateral at brokers for investments in inverse floating rate transactions $ 131,000
Total cash collateral at brokers $ 131,000

Financial Highlights

Enhanced High Yield Municipal Bond
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
Common
Share
NAV
Class
A
2022(f) $ 10.00 $ 0.31 $ (1.59) $ (1.28) $ (0.18) $ — $ (0.18) $ 8.54
Class
I
2022(f) 10.00 0.30 (1.54) (1.24) (0.22) — (0.22) 8.54
Borrowings at the End of the Period
Aggregate
Amount
Outstanding
(000)(i)
Asset
Coverage
Per $1,000(j)
2022(f) $ 20,000 $ 4,032
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
For the period June 30, 2021 (commencement of operations) through March 31, 2022.
(g)
Annualized.
(h)
The Ratios presented above are based upon average net assets.  The Ratios of Gross Expenses Including and Excluding Interest based upon average managed assets for Class A are 2.11% and 1.89%, respectively, and for Class I 1.56% and 1.34%, respectively.  The Ratios of
Net Expenses Including and Excluding Interest based upon average managed assets for Class A are 1.87% and 1.65%, respectively, and for
Class I 1.32% and 1.10%, respectively.  The Ratios of NII based upon average managed assets for Class A and Class I are 3.21% and 3.19%, respectively.
(i)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount as of the end of the relevant fiscal year owed by the Fund to lenders under arrangements in place at the time.
(j)
Asset Coverage Per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the results by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.  The Fund's borrowings constitute "senior securities" as defined in the Investment Company Act of 1940, as amended.

See accompanying notes to financial statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
( 13 .00 ) % $ 13,849 2 .91% (g) ,(h) 2 .62% (g) ,(h) 2 .58% (g) ,(h) 2 .29% (g) ,(h) 4 .43% (g) ,(h) 88%
( 12 .59 ) 46,795 2 .05 (g) ,(h) 1 .76 (g) ,(h) 1 .72 (g) ,(h) 1 .43 (g) ,(h) 4 .18 (g) ,(h) 88

Notes to Financial Statements
1. General Information
Fund Information
The fund covered in this report is Nuveen Enhanced High Yield Municipal Bond Fund (the “Fund”). The Fund is registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company that continually offers its common shares of beneficial interest (“Common Shares”) and is operated as an “interval fund.” The Fund was organized as a Massachusetts business trust on May 22, 2019.
Current Fiscal Period
The end of the reporting period for the Fund is March 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal period
June 30, 2021 (commencement of operations) through March 31, 2022 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $100,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50% if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Fund pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, the Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the Fund did not receive any custodian fee  credits.
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
Organizational Expenses
Prior to the commencement of operations for the Fund on June 30, 2021, the Fund had no operations other than those related to organizational matters, the Fund’s initial contribution of $100,000, by the Adviser, and the recording of the Fund’s organizational expenses of $16,000 and their reimbursement by the Adviser.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

Notes to Financial Statements
(continued)
purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The Fund holds liabilities in floating rate obligations, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 –
Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying
Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
Enhanced High Yield Municipal Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 85,746,486 $ – $ 85,746,486
Corporate Bonds – 251,490 – 251,490
Total
$ – $ 85,997,976 $ – $ 85,997,976
* Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.

The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, the Fund had outstanding borrowings under such facilities in the amount of $71,485, which are recognized as a component of  "Floating Rate Obligations" on the Statement of Assets and Liabilities.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 4,757,000 $ — $ 4,757,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Enhanced High Yield Municipal Bond
$ 4,218,375 0.53%

Notes to Financial Statements
(continued)
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which the Fund may invest, which are considered portfolio securities for financial reporting purposes, the Fund is authorized to invest in certain other derivative instruments.  The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 4,757,000 $ — $ 4,757,000
Fund
Purchases
Sales and
Maturities
Enhanced High Yield Municipal Bond
$ 159,139,963 $ 62,660,672

5. Fund Shares
Repurchase Offer
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common
Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Fund engaged in repurchase offers as follows:
Common Share Transactions
Transactions in Common shares during the current fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund is subject to federal taxation.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Repurchase
Request
Deadline
Repurchase Offer
Amount (as a
percentage of
outstanding shares)
Number of
Shares
Repurchased
Percentage of
Outstanding Shares
Repurchased
November 5, 2021
Class A 7.50% 0 0.00%
Class I 7.50% 0 0.00%
February 7, 2022
Class A 7.50% 0 0.00%
Class I 7.50% 100 0.00% *
* Rounds to less than 0.01%.
For the Period
June 30, 2021
(commencement of operations)
through March 31, 2022
*
Enhanced High Yield Municipal Bond Shares Amount
Shares sold:
Class A 1,613,911 $15,737,729
Class I 5,476,233 54,992,934
Shares issued to shareholders due to reinvestment of distributions:
Class A 8,068 77,934
Class I 4,102 37,739
7,102,314 70,846,336
Shares redeemed:
Class A — —
Class I (100) (997)
(100) (997)
Net increase (decrease) 7,102,214 $70,845,339
* Prior to the commencement of operations, the Adviser owned 10,000 shares, 9,900 of which are still held as of the end of the current fiscal period.

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced High Yield Municipal Bond
$ 90,633,185 $ 162,157 $ (9,522,425) $ (9,360,268)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced High
Yield Municipal
Bond
$ 471,531 $ 57,252 $ — $ (9,360,268) $ (1,148,246) $ — $ (220,776) $ (10,200,507)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2022 through March 31, 2022 and paid on April 1, 2022.
3/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Enhanced High Yield Municipal Bond
$ 1,225,143 $ 88,414 $ —
1 Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Enhanced High Yield Municipal Bond
$ 1,148,246 $ — $ 1,148,246
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 0.8000%
For the next $125 million 0.7875
For the next $250 million 0.7750
For the next $500 million 0.7625
For the next $1 billion 0.7500
For the next $3 billion 0.7250
For managed assets over $5 billion 0.7125

The annual complex-level fee, payable monthly, is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2022, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2023, so that the total annual operating expenses of the Fund
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.25% of the average daily managed assets of any class of Fund shares.
This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees.
Distribution and Service Fees
The Fund has adopted a Distribution and Servicing Plan for Class A Common Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing Plan permits the Fund to compensate the Nuveen Securities, LLC (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/or service fees are paid to financial firms through which
Shareholders may purchase or hold Class A Common Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily managed assets attributable to the Class A
Common Shares) is 0.75%. During the current reporting period the annual rate paid by the Fund was 0.54%.
Other Transactions with Affiliates
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Enhanced High Yield Municipal Bond
0 .1547%

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
As of the end of the reporting period, Nuveen and TIAA owned less than 0.01% and 69.98%, respectively, of Fund shares.
8. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
9. Borrowing Arrangements
Borrowings
During the current fiscal period, the Fund entered into a $30,000,000 ($20,000,000 maximum revolving amount plus $10,000,000 maximum term amount) borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, the outstanding balance on these
Borrowings was $20,000,000.
Interest is charged on the Borrowings at a rate per annum equal to 1-Month LIBOR plus 0.75%. The Fund also accrues a 0.125% per annum commitment fee on the undrawn portion of the Borrowings. The Fund also incurred a 0.10% upfront fee.
During the current fiscal period, the average daily balance outstanding (which was for the period September 29, 2021 through March 31, 2022) and average annual interest rate on the Fund’s Borrowings were $17,122,826 and 0.91%, respectively.
In order to maintain their Borrowings, the Fund must meet certain collateral, asset coverage and other requirements. The Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments.
The Fund’s Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance are recognized as components of “Interest expense” on the Statement of Operations.
Fund
Purchases Sales
Realized
Gain (Loss)
Enhanced High Yield Municipal Bond
$ 408,227 $ 3,078,402 $ (147,489)
Fund
Commission
Advances
(Unaudited)
Enhanced High Yield Municipal Bond
$ 214,745

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Enhanced High Yield Municipal Bond $ —

Risk Considerations
(Unaudited)
Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal
Deposit Insurance Corporation.
Nuveen Enhanced High Yield Municipal Bond Fund
Investing in interval funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. The Fund concentrates in non-investment grade and unrated bonds, as well as special situations municipal securities, with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes utilizes a significant amount of leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations are described in more detail on the Fund’s web page at www.nuveen.com/HYIF.

Additional Fund Information
(Unaudited)
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Judith M. Stockdale Carole E. Stone Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
Once North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn,
(a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond.
The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’
holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
S&P Municipal Yield Index
: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2008
Class II
Formerly, a Co-Founding Partner, Promus Capital (investment
advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly,
Member, Northern Trust Mutual Funds Board (2005-2007),
Northern Trust Global Investments Board (2004-2007),
Northern Trust Japan Board (2004-2007), Northern Trust
Securities Inc. Board (2003- 2007) and Northern Trust Hong
Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 1999
Class III
Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of
Regents for the State of Iowa University System (2007- 2013);
Director and Chairman (2009-2021), United Fire Group, a
publicly held company; Director, Public Member, American
Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2003
Class I
Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Member of Board of Directors of Core12 LLC. (private firm
which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Board Member 1997
Class I
Board Member, Land Trust Alliance (national public charity
addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2007
Class I
Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
and Chair (since 2015) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2017
Class II
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2015 Managing Director of Nuveen Fund Advisors, LLC (since 2019) Senior Managing
Director (since 2021), formerly, Managing Director (2020-2021) of Nuveen
Securities, LLC; Senior Managing Director (since 2021), formerly, Managing
Director (2017-2021), Senior Vice President of Nuveen (2006-2017), Vice President
prior to 2006.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016)
and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate
General Counsel (since January 2022), formerly, Vice President and Associate
General Counsel of Nuveen (-2021) and Vice President, Assistant
Secretary and Associate General Counsel of Nuveen Asset Management, LLC
(since 2018).
Diana R. Gonzalez
1978
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President and Associate General Counsel of Nuveen (since 2017);
Associate General Counsel of Jackson National Asset Management, LLC
(2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew CarnegieBlvd.
Charlotte, NC 28262
Vice President 2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
1988 Formerly: Managing Director (2002-2020) and Assistant Secretary (2002-2020)
of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant
Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund
Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant
Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing
Director, Assistant Secretary and Associate General Counsel of Nuveen Asset
Management, LLC (2011-2020); formerly, Vice President and Assistant
Secretary of NWQ Investment Management Company, LLC (2002-2020), Santa
Barbara Asset Management, LLC (2006-2020) and Winslow Capital
Management, LLC (2010-2020); Chartered Financial Analyst.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal.  The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Annual Investment Management
(Unaudited)

The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Fund, including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), is responsible for approving the advisory arrangements of the Fund. A discussion of the Board’s approval in February 2021 of an amendment to the Fund’s initial investment management agreement is set forth in Part I below. A discussion of the Board’s approval in July 2021 of the renewal of the advisory arrangements of the Fund is set forth in Part II below.
PART I
The Board Members are responsible for approving advisory arrangements and, at a meeting held on May 21-23, 2019 (the “May 2019 Meeting”), were asked to approve the initial advisory arrangements for the Fund. At the May 2019 Meeting, the Board Members, including the Independent
Board Members, considered and approved the investment management agreement (the “Original Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) was expected to serve as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) was expected to serve as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” Subsequent to the May 2019 Meeting,
but prior to the Fund’s launch, the Board, comprised all of Independent Board Members, approved at a meeting held on February 23-25, 2021 (the
“February 2021 Meeting” and together with the May 2019 Meeting, the “Meetings”): (a) changes to the Fund’s name (i.e., the change to its current name), investment strategy, investment objective, investment policies; and (b) an amendment to the Original Investment Management Agreement to reduce the contractual management fee (the “Amendment”). The Original Investment Management Agreement, as amended by the Amendment, is referred to as the “Investment Management Agreement.”
Although the Investment Company Act of 1940 (the “1940 Act”) requires that a fund’s advisory agreements be approved by the in-person vote of a majority of the Independent Board Members, the February 2021 Meeting was held virtually through the internet due to the challenges arising in connection with the COVID-19 pandemic. The virtual meeting was held in reliance upon certain exemptive relief the Securities and Exchange
Commission had provided to registered investment companies granting temporary relief from the in-person voting requirements of the 1940 Act in connection with the pandemic.
To assist the Board in its evaluation of the Amendment, the Independent Board Members had received, in adequate time in advance of the February 2021 Meeting and/or at other meetings, materials that had been updated in certain respects since the May 2019
Meeting and outlined, among other things:
the nature, extent and quality of the services expected to be provided by each Fund Adviser;
the expertise and background of each Fund Adviser with respect to the Fund’s investment strategy;
certain performance-related information (as described below);
the proposed management fees of each Fund Adviser, including comparisons of the Adviser’s proposed revised management fee with the management fees of comparable funds; and
the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable funds.
At the February 2021 Meeting and/or at other meetings, the Adviser made presentations to and responded to questions from the Board. During the February 2021 Meeting and/or at other meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Amendment. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Amendment.
A. Nature, Extent and Quality of Services
At the Meetings and/or at other meetings, the Independent Board Members considered the nature, extent and quality of the respective Fund
Adviser’s services, including portfolio management services and administrative services. In this regard, at the Meetings and/or at other meetings, the Independent Board Members have reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business;
the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund;
and the experience of the respective Fund Adviser with applicable investment strategies. Further, at the Meetings and/or at other meetings, the
Independent Board Members have evaluated the background and experience of the relevant investment personnel.
In considering the services that were expected to be provided by the Fund Advisers, at the Meetings and/or at other meetings, the Board has recognized that the Adviser provides a vast array of services to the Nuveen funds, the scope of which has expanded over the years in light of regulatory, market and other developments, such as the development of expanded compliance programs for the Nuveen funds. The Board has also noted the extensive resources, tools and capabilities the Adviser and its affiliates devote to the various operations of the Nuveen funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board has further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel would generally be responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the
Board. In this regard, the Board has recognized the relevant experience and expertise of the Sub-Adviser and the applicable investment personnel.
Based on its review and in reliance on the Adviser’s representation that the Adviser would not reduce the level of services to be provided to the Fund as a result of the Amendment, the Board found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. However, based on information provided by the Adviser, it was expected that the Fund’s investment strategy would have certain similarities to that of the Nuveen High Yield Municipal Bond Fund (the “High Yield
Fund”), a Nuveen open-end fund which had an inception date of June 7, 1999. At the February 2021 Meeting, the Board was provided with certain performance information relating to the Class I shares of the High Yield Fund, including average annualized total returns for the quarter, one-year, three-year, five-year, ten-year and since inception periods as of December 31, 2020.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear taking into account the Amendment, the Independent
Board Members considered, among other things, the Fund’s proposed management fee structure and its expected expense ratio in absolute terms as well as compared with the fees and expense ratios of comparable funds. The Independent Board Members were aware that the Fund would operate as an interval fund in the Nuveen fund family and that interval funds are continuously offered closed-end funds designed to be a hybrid between open- and closed-end funds. In this regard, shares of interval funds typically do not trade in the secondary market, but instead, interval funds periodically offer to repurchase a specified portion of their shares. As an interval fund, the Independent Board Members recognized the challenges in determining an appropriate peer group for the Fund and considered the rationale used to construct a peer group. The Independent
Board Members noted that Lipper does not have an interval fund category, but places interval funds in their respective closed-end fund categories despite the different structures. Accordingly, the Independent Board Members considered the Adviser’s methodology in determining the peer group which began with a review of all funds identified in Lipper as interval funds and a selection of the appropriate peer funds based on asset class and credit profile. The Independent Board Members reviewed, among other things, the proposed advisory fee and estimated net total expense ratio for the Fund (based on both common net assets and managed assets), as well as comparative fee and expense data pertaining to the Fund’s peers determined as described in the preceding sentence. In addition, the Independent Board Members considered the temporary expense cap proposed by the Adviser. Further, the Independent Board Members were aware of the proposed sub-advisory fee for the Fund.
The Independent Board Members recognized that assets attributable to the Fund’s use of leverage would be included in the amount of assets upon which the advisory fee is calculated. In this regard, the Independent Board Members noted that the advisory fee is based on a percentage of average daily “Managed Assets.” “Managed Assets” generally means the total assets of the Fund, minus the sum of its accrued liabilities
(other than Fund liabilities incurred for the express purpose of creating leverage). “Total assets” for this purpose includes assets attributable to the
Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value. The Independent Board Members recognized that the fact that a decision to employ or increase the Fund’s leverage will have the effect, all other things being equal, of increasing Managed Assets (and, in turn, increasing the Adviser’s and the Sub-Adviser’s management fees), means that the Adviser and the Sub-Adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members noted, however, that the Adviser and the Sub-Adviser would seek to manage that potential conflict by recommending to the Board to leverage the Fund (or increase such leverage) when they determine that such action would be in the best interests of the Fund and by periodically reviewing with the Board the Fund’s performance and the impact of the use of leverage on that performance.
The Independent Board Members considered the proposed revised management fee rate as a percentage of Managed Assets before any fund-level and complex-wide breakpoints. Based on their review of the fee and expense information provided, the Independent Board Members determined that the management fee to be paid to the Adviser pursuant to the Investment Management Agreement was reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meetings and/or at other meetings, the Board has reviewed information regarding the fee rates that the Fund Advisers charge for certain other types of clients and the type of services provided to these other clients. In conjunction with municipal funds, with respect to the Adviser and/
or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”)
sub-advised by the Sub-Adviser but that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser.
Further, the Board has previously reviewed, among other things, the fee range and average fee of municipal retail wrap accounts and municipal institutional accounts. The Board recognized that the Nuveen complex did not have another interval fund at such time.
In considering the fee data of other clients, the Board has considered, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board has recognized the complexity and myriad of services the Adviser provides to the Nuveen funds compared to the other types of clients as the Adviser is principally responsible for all aspects of operating the funds, including complying with the increased regulatory requirements required when managing the funds as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board has considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. In addition, the Board has considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has recognized that the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Comparisons with the Fees of Other Clients
In conjunction with their review of fees, at the February 2021 Meeting and/or at other meetings, the Independent Board Members have considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2019 and 2018. The Board has previously reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for the 2018 and 2019 calendar years. The Board has also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2018 and 2019 calendar years.
In reviewing the profitability data, the Independent Board Members have recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate expenses of Nuveen and its affiliates between the fund and non-fund businesses. The expenses to be allocated include direct expenses in servicing the Nuveen funds as well as indirect and/or shared costs (such as overhead, legal and compliance) some of which are attributed to the Nuveen funds pursuant to the cost allocation methodologies.
The Independent Board Members have reviewed a description of the cost allocation methodologies employed to develop the financial information and a summary of the history of changes to the methodology over the eleven-year period from 2008 to 2019. The Board has also appointed three
Independent Board Members, along with the assistance of independent counsel, to serve as the Board’s liaisons to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full
Board. The Board has recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. Based on the data, the Independent Board Members have noted that Nuveen’s net margins were higher in 2019 than the previous year and considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board has also noted the reinvestments of some of the profits into the business through, among other things, the investment of seed capital in certain funds and continued investments in enhancements to information technology, internal infrastructure and data management improvements and global investment and innovation projects.
As indicated above, the Independent Board Members have also considered the operating margins of Nuveen Investments, Inc. compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) to Nuveen for the calendar years 2019 and 2018. The Independent Board Members have noted that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range. The Independent Board Members, however, have recognized that it is difficult to make comparisons of profitability with other investment adviser peers given that comparative data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) which can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2019 and 2018 calendar years to consider the financial strength of TIAA. The Board has recognized the benefit of having an investment adviser and its parent with significant resources, particularly during periods of market stress.
Based on a consideration of the information provided, the Board has noted that Nuveen’s level of profitability was acceptable and not unreasonable in light of the services provided. This conclusion did not change as a result of the Amendment.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
At the Meetings and/or at other meetings, the Board considered whether the Fund could be expected to benefit from any economies of scale. The
Board has recognized that although economies of scale are difficult to measure, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board has noted that
Nuveen generally has employed these various methods with respect to the Nuveen funds. In this regard, the Board has noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. In general terms, the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Accordingly, the Independent Board Members reviewed and considered the proposed management fees for the Fund, taking into account the fund-level and complex-level breakpoint schedules. The Independent Board Members recognized that the Fund would be a non-listed interval fund that continuously offers its shares and periodically offers to repurchase its shares, up to a specified percentage.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Independent Board Members have also recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system and other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on their review, the Independent Board Members concluded that the proposed fee structure for the Fund, taking into account the
Amendment, was acceptable and reflected economies of scale to be shared with the Fund’s shareholders when assets under management increase.
E. Indirect Benefits
The Independent Board Members received and considered information at the Meetings and/or at other meetings regarding other benefits that a
Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. At the May 2019 Meeting, the Independent Board
Members concluded that any indirect benefits expected to be received by the Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters. This conclusion did not change as a result of the Amendment.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services expected to be provided to the Fund and that the Amendment should be and was approved on behalf of the Fund.
PART II
At a meeting held on May 25-27, 2021 (the “May 2021 Meeting”), the boards of trustees/directors of the Nuveen funds performed their annual review of the advisory and sub-advisory agreements with the Nuveen funds that were up for renewal. In conjunction with this annual review, the
Board received extensive materials that covered an array of topics, including, among other things, a description of the nature, extent and quality of services the Fund Advisers have provided to the Nuveen funds; a review of product actions taken during 2020; a review of sub-advisers to the
Nuveen funds (including the Sub-Adviser; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) or the complex; a description of the profitability or financial data of Nuveen and sub-advisers to the Nuveen funds (including the
Sub-Adviser); and a description of indirect benefits received by the Adviser and sub-advisers (including the Sub-Adviser) as a result of its relationships with the Nuveen funds. To avoid the expiration of the Investment Management Agreement and the Sub-Advisory Agreement (collectively, the
“Advisory Agreements”) prior to the next annual review of the advisory arrangements of the Nuveen funds, the Board considered the renewal of the
Advisory Agreements at a meeting held on July 19, 2021 (the “July Meeting”). The Board considered the information provided at its prior meetings, including the Meetings and May 2021 Meeting, in its consideration of the renewal of the Advisory Agreements. During the July Meeting and/or at
other meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the renewal of the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information provided to the
Board in reaching his or her conclusions with respect to the Advisory Agreements.
Although the 1940 Act requires the continuances of advisory contracts with investment companies to be approved at in-person meetings, the July
Meeting was held virtually through the internet due to the challenges arising in connection with the COVID-19 pandemic. The virtual meeting was held in reliance upon certain exemptive relief the Securities and Exchange Commission had provided to registered investment companies granting temporary relief from the in-person voting requirements of the 1940 Act in connection with the pandemic.
A. Nature, Extent and Quality of Services
At the Meetings and/or at other meetings, the Independent Board Members had considered the nature, extent and quality of the respective Fund
Adviser’s services, including portfolio management services and administrative services. The Independent Board Members had reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund; and the experience of the respective Fund Adviser with applicable investment strategies and the background and experience of the relevant investment personnel. The description of services that the
Fund Advisers provide to the Nuveen funds was further supplemented at the May 2021 Meeting.
Based on its review, the Board found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the applicable Advisory Agreement were satisfactory.
B. Investment Performance
As the Fund was new, the Board recognized that the Fund had too limited of performance history to make a meaningful assessment of performance.

C. Fees, Expenses and Profitability
1. Fees and Expenses
At the Meetings, the Board reviewed, among other things, the proposed management fee structure and net total expected expense ratio of the Fund (based on both common net assets and managed assets) in absolute terms as well as to that of comparable funds. As the Fund is an interval fund, the Independent Board Members recognized the challenges in developing an appropriate peer set and considered the methodology employed to create the peer set. In addition, the Independent Board Members considered the breakpoint schedule in the management fee structure (as described below) and the temporary expense cap proposed by the Adviser. Further, the Independent Board Members considered the proposed sub-advisory fee for the Fund.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the management fees to be paid to the Fund Advisers were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meetings and/or at other meetings, the Board has reviewed information regarding the fee rates that the Fund Advisers charged for certain other types of clients and the type of services provided to these other clients. In conjunction with municipal funds, with respect to the Adviser and/
or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed ETFs sub-advised by the Sub-
Adviser but that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. Further, the Board had previously reviewed, among other things, the fee range and average fee of municipal retail wrap accounts and municipal institutional accounts.
The Board recognized that the Nuveen complex did not have another interval fund at such time. In considering the comparative data, the Board had considered the differences in, among other things, the amount, type and level of services, investment policies, investor profiles, account size, regulatory requirements and entrepreneurial, legal and regulatory risks incurred by the Adviser in operating investment companies compared to other types of clients, and that variations in the fee schedules between the Nuveen funds and other types of clients were justified given these differences.
3. Profitability of Fund Advisers
In conjunction with their review of fees, at the February 2021 Meeting and/or at other meetings, the Independent Board Members have considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2019 and 2018. At its May
2021 Meeting, the Board further reviewed, among other things, updated financial data including Nuveen’s level of profitability for the Nuveen funds for the calendar years 2020 and 2019. In the profitability data, the Board had previously reviewed, among other things, Nuveen’s net margins (pre-
tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income
(pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and profitability data comparing the margins of Nuveen with the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) over certain periods. In evaluating profitability data, the Independent Board Members were aware of the subjective nature in determining profitability as other reasonable and valid expense allocation methodologies could be employed and could lead to significantly different results. Accordingly, the Board had previously reviewed the methodology employed in developing the profitability data.
Aside from Nuveen’s profitability, as the Adviser is also a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and
Annuity Association of America (previously defined as “TIAA”), the Board also considered certain financial data of TIAA to consider the financial strength of TIAA. The Board has recognized the benefit of having an investment adviser and its parent with significant resources, particularly during periods of market stress.
Based on a consideration of the information provided, the Board has noted that Nuveen’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economics of Scale and Whether Fee Levels Reflect These Economies of Scale
At the Meetings and/or at other meetings, the Board considered whether the Fund could be expected to benefit from any economies of scale. The
Board has recognized that although economies of scale are difficult to measure, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid and that Nuveen has generally employed these various methods. In this regard, the Board has noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. In general terms, the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Accordingly, the Independent Board Members had considered the fund-level and complex-level breakpoint schedules. The Independent Board Members have also previously recognized the Adviser’s or its affiliates’
continued reinvestment in its business.H
Based on their review, the Independent Board Members had concluded that the fee structure for the Fund was acceptable and reflected economies of scale to be shared with the Fund’s shareholders when assets under management increase.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
E. Indirect Benefits
The Independent Board Members received and considered information at the Meetings and/or at other meetings regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. At the May 2019 Meeting, the Independent
Board Members concluded that any indirect benefits expected to be received by the Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters and such conclusion had not changed.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that each
Fund Adviser’s fees were reasonable in light of the services expected to be provided to the Fund and that each Advisory Agreement be renewed.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
RAN-HYIF-0322P 2171572-INV-Y-05/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/interval-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans and Albin F. Moschner, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Currently, Ms. Stone is on the Board of Directors of CBOE Holdings, Inc., of the Chicago Board Options Exchange, and of C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee has involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner, Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting) (since 2012); formerly, Chairman (2019), and Director (2012-2019), USA Technologies, Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016); previously, held positions at Leap Wireless International, Inc., (consumer wireless services) including Consultant (2011-2012), Chief Operating Officer (2008-2011), and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996), including Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended	Audit Fees Billed to Fund [1]	Audit-Related Fees Billed to Fund [2]	Tax Fees Billed to Fund [3]	All Other Fees Billed to Fund [4]
March 31, 2022	$61,350	$13,000	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2021 [5]	$0	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculation performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	Fund commenced operations on June 30, 2021.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2022	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2021	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

Fiscal Year Ended	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2022	$0	$0	$0	$0
March 31, 2021	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report the members of the audit committee are Jack B. Evans, John K. Nelson, Albin F. Moschner, Judith M. Stockdale, Carole E. Stone, Chair, and Robert L. Young.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

ITEM 8(a)(1).	PORTFOLIO MANAGER BIOGRAPHIES

As of the date of filing this report, the following individuals at the Sub-Adviser (the “Portfolio Managers”) have primary responsibility for the day-to-day implementation of the Fund’s investment strategy:

Steven M. Hlavin is a Managing Director of Nuveen Asset Management. He is a member of the High Yield Portfolio Management Team, and serves as a portfolio manager for the Nuveen Short Duration High Yield Municipal Bond Strategy and supports the management of the firm’s other High Yield Municipal Bond portfolios. He oversees a number of state-specific, tax-exempt portfolios including the Kansas Municipal Bond, Louisiana Municipal Bond and Wisconsin Municipal Bond Strategies. He is also responsible for the tender option bond/inverse floating rate program used by some of the firm’s closed-end and open-end funds. In addition, he manages two closed-end funds that rely on the use of tender option bonds for leverage and co-manages several ETFs. He joined the firm in 2003. Prior to his current position at the firm, he worked as a senior analyst responsible for risk management and performance measurement processes. He received his B.A. in Finance and Accounting and an M.B.A. in Finance from Miami University.

John Miller, C.F.A., leads the municipals fixed income strategic direction and investment perspectives for Nuveen. He also manages several municipal bond strategies and closed-end funds. John became the Head of Nuveen Municipals in August of 2018. Before being named the co-head of fixed income in 2011, he was chief investment officer for the firm’s municipal bond team starting in 2007. He was named head of portfolio management for Nuveen Asset Management in 2006 and became a portfolio manager in 2000 after starting at the firm as a municipal credit analyst in 1996. He began working in the investment industry at a private account management firm in 1993. Mr. Miller earned a B.A. in Economics and Political Science from Duke University, an M.A. in Economics from Northwestern University and an M.B.A. in Finance, with honors, from the University of Chicago. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago.

ITEM 8(a)(2).	OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Other Accounts Managed. In addition to managing the registrant, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Steven Hlavin	Registered Investment Company	7	$9.74 billion
	Other Pooled Investment Vehicles	1	$466 million
	Other Accounts	0	$0
John V. Miller	Registered Investment Company	11	$45.16 billion
	Other Pooled Investment Vehicles	10	$1.17 billion
	Other Accounts	13	$69 million

*	Assets are as of March 31, 2022. None of the assets in these accounts are subject to an advisory fee based on performance.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

ITEM 8(a)(3).	FUND MANAGER COMPENSATION

As of the most recently completed fiscal year end, the primary Portfolio Managers’ compensation is as follows:

Portfolio managers are compensated through a combination of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

ITEM 8(a)(4).	OWNERSHIP OF HYIF SECURITIES AS OF MARCH 31, 2022

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Steven Hlavin	X
John Miller	X

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Enhanced High Yield Municipal Bond Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: June 3, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 3, 2022